Cover	Mar. 23, 2023
Document Information [Line Items]
Document Type	S-3
Amendment Flag	false
Entity Registrant Name	Alta Equipment Group Inc.
Entity Central Index Key	0001759824
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-2583782
Entity Address, Address Line One	13211 Merriman Road
Entity Address, City or Town	Livonia
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48150
City Area Code	248
Local Phone Number	449-6700
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	13211 Merriman Road
Entity Address, City or Town	Livonia
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48150
City Area Code	248
Local Phone Number	449-6700
Contact Personnel Name	Ryan Greenawalt
Other Address
Document Information [Line Items]
Entity Address, Address Line One	900 Wilshire Drive
Entity Address, City or Town	Suite
Entity Address, Postal Zip Code	300
City Area Code	248
Local Phone Number	203-1654
Phone Fax Number	(248) 647-5210
Contact Personnel Name	Jeffrey Hoover